OPERATING SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2024
OPERATING SEGMENTS
Schedule of operating segments

	Year ended December 31, 2024
	Gross	Intercompany		Adjusted
	Revenue	Revenue	Revenue	EBITDA
Solid Waste
Canada	$2,215.7	$(275.3)	$1,940.4	$578.6
USA	4,767.7	(569.3)	4,198.4	1,441.7
Solid Waste	6,983.4	(844.6)	6,138.8	2,020.3
Environmental Services	1,910.0	(186.8)	1,723.2	490.9
Corporate	—	—	—	(260.7)
	$8,893.4	$(1,031.4)	$7,862.0	$2,250.5

	Year ended December 31, 2023
	Gross	Intercompany		Adjusted
	Revenue(1)	Revenue(2)	Revenue(3)	EBITDA(4)
Solid Waste
Canada	$2,039.7	$(265.3)	$1,774.4	$489.3
USA	4,570.2	(519.2)	4,051.0	1,300.0
Solid Waste	6,609.9	(784.5)	5,825.4	1,789.3
Environmental Services	1,852.1	(162.0)	1,690.1	458.7
Corporate	—	—	—	(244.3)
	$8,462.0	$(946.5)	$7,515.5	$2,003.7
(1)	Includes reclassification of $231.5 million into Environmental Services comprised of $45.3 million from Solid Waste Canada and $186.2 million from Solid Waste USA.
(2)	Includes reclassification of $4.3 million into Environmental Services comprised of $0.5 million from Solid Waste Canada and $3.8 million from Solid Waste USA.
(3)	Includes reclassification of $227.2 million into Environmental Services comprised of $44.8 million from Solid Waste Canada and $182.4 million from Solid Waste USA.
(4)	Includes reclassification of $75.9 million into Environmental Services comprised of $10.0 million from Solid Waste Canada and $65.9 million from Solid Waste USA.

	Year ended December 31,
	2024	2023
Net (loss) income	$(737.7)	$32.2
Add:
Depreciation of property and equipment	1,126.7	1,004.4
Amortization of intangible assets	441.1	485.3
Interest and other finance costs	674.9	627.2
Income tax (recovery) expense	(207.1)	159.9
Loss (gain) on foreign exchange	292.0	(72.9)
Gain on sale of property and equipment	(2.2)	(13.1)
Mark-to-market loss on Purchase Contracts	—	104.3
Share of net loss of investments accounted for using the equity method(1)	16.9	61.6
Share-based payments	104.7	124.8
Loss (gain) on divestiture	481.8	(580.5)
Transaction costs	53.2	78.4
Acquisition, rebranding and other integration costs	6.4	15.3
Founder/CEO remuneration(2)	26.8	—
Other	(27.0)	(23.2)
Adjusted EBITDA	$2,250.5	$2,003.7
(1)	Excludes share of net income of investments accounted for using the equity method for RNG projects.
(2)

Consists of cash payment to the Founder and CEO, which payment had been satisfied through the issuance of restricted share units in the year ended December 31, 2023 as reflected in “All Other Compensation” in the 2024 Management Information Circular.

	December 31, 2024	December 31, 2023
Solid Waste
Canada	$2,097.9	$2,091.7
USA	5,738.5	5,601.7
Environmental Services	1,110.1	1,058.1
	$8,946.5	$8,751.5

Schedule of geographical information

	Revenue		Non-current assets
	Year ended	Year ended
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Canada	$3,134.6	$2,946.6	$6,505.4	$6,577.0
USA	4,727.4	4,568.9	13,006.4	11,817.2
	$7,862.0	$7,515.5	$19,511.8	$18,394.2